Other Financial Expenses, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Amortization of deferred finance charges	$ 11.5	$ 10.3	$ 7.9